Investment Strategy - ALPS Premium Income ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by creating an actively managed portfolio consisting primarily of (1) equity securities comprised significantly of the common stock issued by the 500 largest U.S. companies by float-adjusted market capitalization (the “Investment Universe”) and (2) selling (writing) options. The Fund is designed to seek to provide investors with performance that captures the component of the returns associated with the Investment Universe attributable to the equity securities held by the Fund and not otherwise limited by the written options in the Fund’s portfolio while seeking to expose investors to lower volatility than the Investment Universe as well as mitigating downside risk through portfolio construction, and potentially providing incremental income through the premiums received from the written options in the Fund’s portfolio.

In implementing the Fund’s strategy, the Fund invests significantly in the equity securities of companies included in the Investment Universe while excluding the equity securities of companies in sectors Stance Capital, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”) determines, based on the Sub-Adviser’s view, are too correlated, subject to a significant shared risk factor, or represent other risks, for an effective covered call strategy. The Fund may receive income to the extent it invests in equity securities of companies that pay dividends; however, securities are generally not selected based on anticipated dividend payments.

In implementing certain trading strategies, such as the call writing strategy, described below, the Fund may use more tactical trading, meaning that the Fund may close certain options positions when a contract does not have, in the Sub-Adviser’s view, an adequate level of yield, or in order to generate a profit for the Fund on the position and in some cases, write a new call option relating to the same underlying security.

The Fund will sell (write) call options. The Fund may write calls on instruments the Fund owns or otherwise has exposure to (covered calls) in return for a premium. In determining whether to write calls, the Sub-Adviser takes into consideration a number of factors including, primarily, forecasted risk-adjusted yield, current market volatility, and the relative attractiveness of an option’s premium compared to its risk.

The Sub-Adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the Sub-Adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the Sub-Adviser identifies a stock that it believes offers a better investment opportunity. Additionally, a security may be sold if, in the opinion of the Sub-Adviser, it negatively contributes to total portfolio risk or does not have an attractive buy and write (covered call) yield.

With respect to the options portion of the Fund’s portfolio, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.